Supplement dated October 1, 2014
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2014 as amended and restated June 3, 2014 and September 3, 2014

(as supplemented on September 12, 2014)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Sub-Advisor: Principal Global Investors, LLC (Fixed-Income Portfolio Managers)

In the Other Accounts Managed table, add the following information (information in the “Total Assets in the Accounts” column is as of August 31, 2014):

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
James Welch: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	1	$25.6 million	0	$0
Other pooled investment vehicles
Other accounts	1	$42.7 million	0	$0

In the Ownership of Securities table, add the following information (information as of August 31, 2014):

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
James Welch	California Municipal Fund	None
James Welch	Tax-Exempt Bond Fund	None

Sub-Advisor: Pacific Investment Management Company LLC

In the Other Accounts Managed table, delete the information regarding William H. Gross, and substitute the following information (information in the “Total Assets in the Accounts” column is as of September 26, 2014):

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Mark R. Kiesel: Core Plus Bond Fund I
Registered investment companies	35	$325.5 billion	0	$0
Other pooled investment vehicles	51	$65.7 billion	8	$6.2 billion
Other accounts	141	$72.8 billion	14	$4.7 billion
Scott A. Mather: Core Plus Bond Fund I
Registered investment companies	47	$328.6 billion	0	$0
Other pooled investment vehicles	53	$50.9 billion	3	$1.1 billion
Other accounts	83	$34.3 billion	13	$6.2 billion
Mihir P. Worah: Core Plus Bond Fund I
Registered investment companies	56	$336.7 billion	0	$0
Other pooled investment vehicles	35	$30.6 billion	1	$161 million
Other accounts	55	$31.9 billion	7	$1.5 billion

In the Ownership of Securities table, delete the information regarding William H. Gross, and substitute the following information (information as of September 26, 2014):

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Mark R. Kiesel	Core Plus Bond Fund I	None
Scott A. Mather	Core Plus Bond Fund I	None
Mihir P. Worah	Core Plus Bond Fund I	None

2